ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
ACQUISITION
Schedule of fair values of the identifiable assets acquired and liabilities assumed as of the acquisition date

As of December 10, 2018
Cash and cash equivalents	$3,683
Accounts receivable	35
Inventories	4,694
Prepaid expenses and other current assets	1,418
Property and equipment, net	2,982
Intangible assets, net	9,895
Long-term rental deposits	400
Accounts payable	(6,601)
Advance from customers	(9,734)
Accrued expenses and other current liabilities	(3,954)
Long-term payable	(1,170)
Fair value of non-controlling interest	4
Goodwill	27,479
Total purchase consideration	$29,131

Schedule of unaudited consolidated pro forma summary

	Pro Forma - Unaudited
	Year Ended December 31,
	2017	2018
Revenues	$477,326	$337,695
Net loss	$21,593	$70,884